Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of November 2015

Collection Period Start	1-Nov-15	Distribution Date	15-Dec-15
Collection Period End	30-Nov-15	30/360 Days	30
Beg. of Interest Period	16-Nov-15	Actual/360 Days	29
End of Interest Period	15-Dec-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,126,257,618.08	875,311,304.33	851,720,259.82	0.7562393
Total Securities		1,126,257,618.08	875,311,304.33	851,720,259.82	0.7562393
Class A-1 Notes	0.200000%	124,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.730000%	137,000,000.00	93,192,330.02	85,051,339.84	0.6208127
Class A-2b Notes	0.447000%	260,000,000.00	176,861,356.23	161,411,301.90	0.6208127
Class A-3 Notes	1.120000%	296,000,000.00	296,000,000.00	296,000,000.00	1.0000000
Class A-4 Notes	1.290000%	129,050,000.00	129,050,000.00	129,050,000.00	1.0000000
Certificates	0.000000%	180,207,618.08	180,207,618.08	180,207,618.08	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	8,140,990.17	56,692.00	59.4232859	0.4138102
Class A-2b Notes	15,450,054.34	63,684.83	59.4232859	0.2449417
Class A-3 Notes	0.00	276,266.67	0.0000000	0.9333333
Class A-4 Notes	0.00	138,728.75	0.0000000	1.0750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	23,591,044.51	535,372.25

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				11,361,931.66
Monthly Interest				3,518,636.54
Total Monthly Payments				14,880,568.20

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				541,133.57
Aggregate Sales Proceeds Advance				5,151,200.54
Total Advances				5,692,334.11

Vehicle Disposition Proceeds:
Reallocation Payments				6,512,359.23
Repurchase Payments				345,724.33
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				6,284,704.38
Excess Wear and Tear and Excess Mileage				45,288.84
Remaining Payoffs				0.00
Net Insurance Proceeds				658,753.75
Residual Value Surplus				164,819.70
Total Collections				34,584,552.54

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	4,364,776.23			269
Involuntary Repossession	221,686.00			12
Voluntary Repossession	241,470.00			15
Full Termination	1,649,570.00			109
Bankruptcy	34,857.00			2
Insurance Payoff		651,529.31		34
Customer Payoff			104,534.27	6
Grounding Dealer Payoff	-		4,195,132.91	189
Dealer Purchase			1,566,772.30	67
Total	6,512,359.23	651,529.31	5,866,439.48	703

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of November 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	44,691	1,009,373,461.53	7.00000%	875,311,304.33
Total Depreciation Received		(13,190,246.33)		(10,363,869.27)
Principal Amount of Gross Losses	(76)	(1,684,903.71)		(1,530,416.53)
Repurchase / Reallocation	(21)	(393,741.79)		(345,724.33)
Early Terminations	(176)	(3,461,618.16)		(3,018,348.77)
Scheduled Terminations	(450)	(9,400,510.54)		(8,332,685.61)
Pool Balance - End of Period	43,968	981,242,441.00		851,720,259.82

Remaining Pool Balance
Lease Payment				237,406,428.17
Residual Value				614,313,831.65
Total				851,720,259.82

III. DISTRIBUTIONS

Total Collections					34,584,552.54
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					34,584,552.54

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					457,516.96
3. Reimbursement of Sales Proceeds Advance					4,458,678.62
4. Servicing Fee:
Servicing Fee Due					729,426.09
Servicing Fee Paid					729,426.09
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					5,645,621.67

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					56,692.00

Class A-2 Notes Monthly Interest Paid					56,692.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					63,684.83

Class A-2 Notes Monthly Interest Paid					63,684.83
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					276,266.67

Class A-3 Notes Monthly Interest Paid					276,266.67
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of November 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	138,728.75

Class A-4 Notes Monthly Interest Paid	138,728.75
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	535,372.25
Total Note and Certificate Monthly Interest Paid	535,372.25
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	28,403,558.62

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	23,591,044.51

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	23,591,044.51
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,812,514.11

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of November 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,631,288.09
Required Reserve Account Amount			16,893,864.27
Beginning Reserve Account Balance			16,893,864.27
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			16,893,864.27
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			4,812,514.11
Gross Reserve Account Balance			21,706,378.38
Remaining Available Collections Released to Seller			4,812,514.11
Total Ending Reserve Account Balance			16,893,864.27

V. POOL STATISTICS

Weighted Average Remaining Maturity			15.83
Monthly Prepayment Speed			54%
Lifetime Prepayment Speed			71%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,202,718.98
Securitization Value of Gross Losses and Casualty Receivables		1,530,416.53	76
Aggregate Defaulted and Casualty Gain (Loss)		(327,697.55)
Pool Balance at Beginning of Collection Period		875,311,304.33
Net Loss Ratio
Current Collection Period		-0.0374%
Preceding Collection Period		-0.0284%
Second Preceding Collection Period		-0.0451%
Third Preceding Collection Period		0.0182%

Cumulative Net Losses for all Periods		0.2709%	3,050,470.37

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.76%	6,622,873.16	319
61-90 Days Delinquent	0.17%	1,527,796.67	78
91-120 Days Delinquent	0.05%	418,344.37	19
More than 120 days	0.02%	139,613.44	6
Total Delinquent Receivables:	0.99%	8,708,627.64	422

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.24%	0.23%
Preceding Collection Period		0.28%	0.26%
Second Preceding Collection Period		0.26%	0.24%
Third Preceding Collection Period		0.28%	0.27%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		6,014,346.23	376
Securitization Value		6,374,295.28	376
Aggregate Residual Gain (Loss)		(359,949.05)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		25,664,072.74	1,610
Cumulative Securitization Value		27,644,826.46	1,610
Cumulative Residual Gain (Loss)		(1,980,753.72)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			8,050,276.62
Reimbursement of Outstanding Advance			4,458,678.62
Additional Advances for current period			5,151,200.54
Ending Balance of Residual Advance			8,742,798.54

Beginning Balance of Payment Advance			1,331,626.53
Reimbursement of Outstanding Payment Advance			457,516.96
Additional Payment Advances for current period			541,133.57
Ending Balance of Payment Advance			1,415,243.14

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of November 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No